INVESTMENTS (Details 8)	1 Months Ended							9 Months Ended		12 Months Ended
	May. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2014 USD ($) item	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Oct. 31, 2013 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Nov. 30, 2013	May. 31, 2012
Investment transaction disclosures
Gain on deconsolidation								$ 357,143,424	¥ 2,269,860,747
Deconsolidated cash								$ 226,738,636	1,441,060,076
Impairments recorded for investments | ¥									¥ 0	¥ 0
Starway Hong Kong | Hanting
Investment transaction disclosures
Transferred equity percentage											49.00%	51.00%
Skyseas
Investment transaction disclosures
Total consideration of acquisition				$ 52,500,000
Loan provided to subsidiaries and affiliates				$ 160,000,000
Interest rate (as a percent)				3.00%
Transferred equity percentage			35.00%
Gain on deconsolidation		$ 0
Number Of Seats Allocated | item			2
Number Of Board Of Directors Seats | item			5
Purchase of Shares Percentage of Equity Interest Purchased Aggregate				70.00%
Skyseas | RCL
Investment transaction disclosures
Loan provided to subsidiaries and affiliates			$ 80,000,000
Cost of cruise ship				$ 220,000,000
Transferred equity percentage			35.00%
Deconsolidated cash			$ 19,000,000
Transferred equity value			$ 26,300,000
Keystone
Investment transaction disclosures
Percentage of equity interest acquired					4.00%	4.00%
Total consideration of acquisition					$ 25,500,000	¥ 155,000,000
Zhong'an Online
Investment transaction disclosures
Percentage of equity interest acquired							5.00%
Total consideration of acquisition | ¥							¥ 50,000,000
C2C carpooling platform
Investment transaction disclosures
Percentage of equity interest acquired	5.00%
Total consideration of acquisition	$ 20,000,000